SHAREHOLDERS' EQUITY - Stock Option Exercise Price Ranges (Details)	Dec. 31, 2017 CAD year shares	Dec. 31, 2016 CAD shares	Dec. 31, 2015 CAD shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options (in shares) | shares	1,413,227	1,800,000	2,300,000
Weighted Average Remaining Contractual Life (years) | year	6.00
Options Outstanding, Weighted Average Exercise Price (CAD $)	CAD 27.23	CAD 25.28	CAD 24.79
Options Exercisable (in shares) | shares	828,233	1,200,000
Options Exercisable, Weighted Average Exercise Price (CAD $)	CAD 25.03	CAD 25.18
$6.50–$10.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options (in shares) | shares	157,000
Weighted Average Remaining Contractual Life (years) | year	4.08
Options Outstanding, Weighted Average Exercise Price (CAD $)	CAD 9.96
Options Exercisable (in shares) | shares	157,000
Options Exercisable, Weighted Average Exercise Price (CAD $)	CAD 9.96
$10.01–$15.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options (in shares) | shares	129,862
Weighted Average Remaining Contractual Life (years) | year	2.98
Options Outstanding, Weighted Average Exercise Price (CAD $)	CAD 14.58
Options Exercisable (in shares) | shares	129,862
Options Exercisable, Weighted Average Exercise Price (CAD $)	CAD 14.58
$15.01–$20.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options (in shares) | shares	108,210
Weighted Average Remaining Contractual Life (years) | year	2.22
Options Outstanding, Weighted Average Exercise Price (CAD $)	CAD 18.04
Options Exercisable (in shares) | shares	108,210
Options Exercisable, Weighted Average Exercise Price (CAD $)	CAD 18.04
$20.01–$25.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options (in shares) | shares	11,409
Weighted Average Remaining Contractual Life (years) | year	6.45
Options Outstanding, Weighted Average Exercise Price (CAD $)	CAD 21.44
Options Exercisable (in shares) | shares	11,409
Options Exercisable, Weighted Average Exercise Price (CAD $)	CAD 21.44
$25.01–$30.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options (in shares) | shares	457,420
Weighted Average Remaining Contractual Life (years) | year	7.42
Options Outstanding, Weighted Average Exercise Price (CAD $)	CAD 27.25
Options Exercisable (in shares) | shares	172,420
Options Exercisable, Weighted Average Exercise Price (CAD $)	CAD 27.32
$30.01–$35.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options (in shares) | shares	458,696
Weighted Average Remaining Contractual Life (years) | year	7.16
Options Outstanding, Weighted Average Exercise Price (CAD $)	CAD 32.35
Options Exercisable (in shares) | shares	158,702
Options Exercisable, Weighted Average Exercise Price (CAD $)	CAD 30.53
$60.90
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (CAD $)	CAD 60.90
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options (in shares) | shares	90,630
Weighted Average Remaining Contractual Life (years) | year	0.10
Options Outstanding, Weighted Average Exercise Price (CAD $)	CAD 60.90
Options Exercisable (in shares) | shares	90,630
Options Exercisable, Weighted Average Exercise Price (CAD $)	CAD 60.90
Minimum | $6.50–$10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (CAD $)	6.50
Minimum | $10.01–$15.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (CAD $)	10.01
Minimum | $15.01–$20.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (CAD $)	15.01
Minimum | $20.01–$25.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (CAD $)	20.01
Minimum | $25.01–$30.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (CAD $)	25.01
Minimum | $30.01–$35.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (CAD $)	30.01
Maximum | $6.50–$10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (CAD $)	10.00
Maximum | $10.01–$15.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (CAD $)	15.00
Maximum | $15.01–$20.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (CAD $)	20.00
Maximum | $20.01–$25.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (CAD $)	25.00
Maximum | $25.01–$30.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (CAD $)	30.00
Maximum | $30.01–$35.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (CAD $)	CAD 35.00